NOTES PAYABLE RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020	Apr. 30, 2021
Interest rate			10.00%	10.00%
Imputed interest			$ 3,000	$ 40,000
Promissory note	$ 0	$ 0		2,227,000
Interest expense			7,000	42,000
Outstanding principal			2,227,000
Long term Notes payabe - related parties			0	1,975,000
Notes payable - related party	$ 120,000	$ 120,000	200,000	452,000
Estate Of Sally Pappalardo [Member]
Outstanding principal			235,000
Accrued interest			65,000
Note payable - related parties			0	235,000	$ 300,000
Notes payable - related party			0	235,000
Dan Pappalardo [Member]
Interest rate		10.00%
Notes payable - related party			200,000	217,000	$ 17,000
Tom Ochocki [Member]
Long term Notes payabe - related parties			0	1,975,000
Notes payable - related party			$ 2,198,000	$ 1,975,000
Mr. Jankowski [Member]
Interest rate			0.00%
Long term Notes payabe - related parties			$ 1,373,000